Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	285,336	100,821	625,945	357,622	524,931	240,324
Payroll and related expenses	60,000	282,500	512,650	639,500	318,561	963,055
Rent expense	28,800	10,500	171,885	31,500	42,000	42,000
Stock-based compensation	1,704,024		2,258,080	140,739	2,043,909	2,769,292
Other general and administrative expenses	126,808	42,905	554,830	67,459	75,283	138,214
Total operating expenses	2,204,968	436,726	4,123,390	1,236,820	3,004,684	4,152,885
Operating loss	(2,204,968)	(436,726)	(4,123,390)	(1,236,820)	(3,004,684)	(4,152,885)
Other income (expense)
Amortization of beneficial conversion feature		(68,566)		(203,812)	(261,062)	(6,095)
Amortization of debt discount		(11,316)	(19,490)	(22,633)	(45,266)
Interest income	440		6,846
Gain on disposal of asset						200,458
Interest expense	(148,053)	(63,851)	(296,795)	(279,725)	(401,035)	(340,948)
Total other income (expense)	(147,613)	(143,733)	(309,439)	(506,170)	(707,363)	(146,585)
Net loss	$ (2,352,581)	$ (580,459)	$ (4,432,829)	$ (1,742,990)	$ (3,712,047)	$ (4,299,470)
Basic net loss per common share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.18)
Diluted net loss per common share	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.18)
Basic weighted average common shares outstanding	253,460,307	210,365,353	242,282,623	210,175,251	211,294,527	24,183,399
Diluted weighted average common shares outstanding	253,460,307	210,365,353	242,282,623	210,175,251	211,294,527	24,183,399